S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jun. 30, 2025 USD ($) $ / shares shares
Sponsor [Member] | Founder Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 20,000
Securities Issued or to be Issued, Shares | shares	11,500,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.0022
Sponsor [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 9,000,000
Securities Issued or to be Issued, Shares | shares	900,000
Sponsor [Member] | Loan [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 300,000
Price Paid or to be Paid for Securities, Total Amount	$ 300,000
Sponsor [Member] | Independent Director Nominee [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	30,000
Price Paid or to be Paid for Securities, Total Amount	$ 65.22
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.0022
Sponsor, officers or directors, or our or their affiliates [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 1,500,000